Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Entity Central Index Key	0000027574
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000171459 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund(formerly, Macquarie Value Fund)
Class Name	Class R6
Trading Symbol	DDZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Value Fund (Class R6) returned 1.89% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 14.09%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 7.25%.
Top contributors to performance:
As a group, the Fund’s holdings in the communication services sector outperformed compared to the benchmark, specifically in interactive media and services.
Positive stock selection, in addition to an underweight allocation in the energy sector, contributed to performance over the reporting period.
In the materials sector, the Fund’s holdings outperformed the sector more broadly, with relative strength in specialty chemicals.
The Fund’s overweight allocation in the information technology (IT) sector compared to the benchmark also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the benchmark in the food products and personal care products industries.
Holdings in the financial sector underperformed the sector more broadly. Laggards included the Fund’s holdings in payment processing and regional bank stocks.
Stock selection in the IT sector was relatively weak as holdings in semiconductor and electronic equipment companies lagged the stronger returns of those in the benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Value Fund (Class R6) – including sales charge	1.89%	8.24%	7.88%
Nomura Value Fund (Class R6) – excluding sales charge	1.89%	8.24%	7.88%
Russell 1000 Index	14.09%	14.53%	14.96%
Russell 1000 Value Index	7.25%	12.01%	10.42%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,006,274,445
Holdings Count | Holding	34	[1]
Advisory Fees Paid, Amount	$ 13,790,820
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$2,006,274,445
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$13,790,820
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Financials	21.74%
Healthcare	16.33%
Information Technology	13.72%
Industrials	13.05%
Consumer Discretionary	7.54%
Real Estate	6.51%
Communication Services	6.23%
Energy	5.17%
Materials	3.89%
Utilities	3.06%
Consumer Staples	2.49%

Top 10 equity holdings

Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Effective April 1, 2025, the Fund introduced a new fee waiver for Class R6 shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund introduced a new fee waiver for Class R6 shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006336 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund(formerly, Macquarie Value Fund)
Class Name	Institutional Class
Trading Symbol	DDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Value Fund (Institutional Class) returned 1.91% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 14.09%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 7.25%.
Top contributors to performance:
As a group, the Fund’s holdings in the communication services sector outperformed compared to the benchmark, specifically in interactive media and services.
Positive stock selection, in addition to an underweight allocation in the energy sector, contributed to performance over the reporting period.
In the materials sector, the Fund’s holdings outperformed the sector more broadly, with relative strength in specialty chemicals.
The Fund’s overweight allocation in the information technology (IT) sector compared to the benchmark also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the benchmark in the food products and personal care products industries.
Holdings in the financial sector underperformed the sector more broadly. Laggards included the Fund’s holdings in payment processing and regional bank stocks.
Stock selection in the IT sector was relatively weak as holdings in semiconductor and electronic equipment companies lagged the stronger returns of those in the benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Value Fund (Institutional Class) – including sales charge	1.91%	8.17%	7.89%
Nomura Value Fund (Institutional Class) – excluding sales charge	1.91%	8.17%	7.89%
Russell 1000 Index	14.09%	14.53%	14.38%
Russell 1000 Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,006,274,445
Holdings Count | Holding	34	[2]
Advisory Fees Paid, Amount	$ 13,790,820
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$2,006,274,445
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$13,790,820
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Financials	21.74%
Healthcare	16.33%
Information Technology	13.72%
Industrials	13.05%
Consumer Discretionary	7.54%
Real Estate	6.51%
Communication Services	6.23%
Energy	5.17%
Materials	3.89%
Utilities	3.06%
Consumer Staples	2.49%

Top 10 equity holdings

Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Effective April 1, 2025, the Fund introduced a new fee waiver for Institutional Class shares of 0.81% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund introduced a new fee waiver for Institutional Class shares of 0.81% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000031061 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund(formerly, Macquarie Value Fund)
Class Name	Class R
Trading Symbol	DDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Value Fund (Class R) returned 1.39% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 14.09%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 7.25%.
Top contributors to performance:
As a group, the Fund’s holdings in the communication services sector outperformed compared to the benchmark, specifically in interactive media and services.
Positive stock selection, in addition to an underweight allocation in the energy sector, contributed to performance over the reporting period.
In the materials sector, the Fund’s holdings outperformed the sector more broadly, with relative strength in specialty chemicals.
The Fund’s overweight allocation in the information technology (IT) sector compared to the benchmark also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the benchmark in the food products and personal care products industries.
Holdings in the financial sector underperformed the sector more broadly. Laggards included the Fund’s holdings in payment processing and regional bank stocks.
Stock selection in the IT sector was relatively weak as holdings in semiconductor and electronic equipment companies lagged the stronger returns of those in the benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Value Fund (Class R) – including sales charge	1.39%	7.61%	7.35%
Nomura Value Fund (Class R) – excluding sales charge	1.39%	7.61%	7.35%
Russell 1000 Index	14.09%	14.53%	14.38%
Russell 1000 Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,006,274,445
Holdings Count | Holding	34	[3]
Advisory Fees Paid, Amount	$ 13,790,820
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$2,006,274,445
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$13,790,820
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Financials	21.74%
Healthcare	16.33%
Information Technology	13.72%
Industrials	13.05%
Consumer Discretionary	7.54%
Real Estate	6.51%
Communication Services	6.23%
Energy	5.17%
Materials	3.89%
Utilities	3.06%
Consumer Staples	2.49%

Top 10 equity holdings

Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Effective April 1, 2025, the Fund introduced a new fee waiver for Class R shares of 0.81% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund introduced a new fee waiver for Class R shares of 0.81% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006335 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund(formerly, Macquarie Value Fund)
Class Name	Class C
Trading Symbol	DDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.70%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Value Fund (Class C) returned 0.80% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 14.09%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 7.25%.
Top contributors to performance:
As a group, the Fund’s holdings in the communication services sector outperformed compared to the benchmark, specifically in interactive media and services.
Positive stock selection, in addition to an underweight allocation in the energy sector, contributed to performance over the reporting period.
In the materials sector, the Fund’s holdings outperformed the sector more broadly, with relative strength in specialty chemicals.
The Fund’s overweight allocation in the information technology (IT) sector compared to the benchmark also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the benchmark in the food products and personal care products industries.
Holdings in the financial sector underperformed the sector more broadly. Laggards included the Fund’s holdings in payment processing and regional bank stocks.
Stock selection in the IT sector was relatively weak as holdings in semiconductor and electronic equipment companies lagged the stronger returns of those in the benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Value Fund (Class C) – including sales charge	0.03%	7.07%	6.81%
Nomura Value Fund (Class C) – excluding sales charge	0.80%	7.07%	6.81%
Russell 1000 Index	14.09%	14.53%	14.38%
Russell 1000 Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,006,274,445
Holdings Count | Holding	34	[4]
Advisory Fees Paid, Amount	$ 13,790,820
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$2,006,274,445
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$13,790,820
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	21.74%
Healthcare	16.33%
Information Technology	13.72%
Industrials	13.05%
Consumer Discretionary	7.54%
Real Estate	6.51%
Communication Services	6.23%
Energy	5.17%
Materials	3.89%
Utilities	3.06%
Consumer Staples	2.49%

Top 10 equity holdings
Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Effective April 1, 2025, the Fund introduced a new fee waiver for Class C shares of 0.81% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund introduced a new fee waiver for Class C shares of 0.81% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006333 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Value Fund(formerly, Macquarie Value Fund)
Class Name	Class A
Trading Symbol	DDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Value Fund (Class A) returned 1.59% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 14.09%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 7.25%.
Top contributors to performance:
As a group, the Fund’s holdings in the communication services sector outperformed compared to the benchmark, specifically in interactive media and services.
Positive stock selection, in addition to an underweight allocation in the energy sector, contributed to performance over the reporting period.
In the materials sector, the Fund’s holdings outperformed the sector more broadly, with relative strength in specialty chemicals.
The Fund’s overweight allocation in the information technology (IT) sector compared to the benchmark also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the benchmark in the food products and personal care products industries.
Holdings in the financial sector underperformed the sector more broadly. Laggards included the Fund’s holdings in payment processing and regional bank stocks.
Stock selection in the IT sector was relatively weak as holdings in semiconductor and electronic equipment companies lagged the stronger returns of those in the benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Value Fund (Class A) – including sales charge	-4.25%	6.61%	6.98%
Nomura Value Fund (Class A) – excluding sales charge	1.59%	7.88%	7.62%
Russell 1000 Index	14.09%	14.53%	14.38%
Russell 1000 Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,006,274,445
Holdings Count | Holding	34	[5]
Advisory Fees Paid, Amount	$ 13,790,820
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$2,006,274,445
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$13,790,820
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	21.74%
Healthcare	16.33%
Information Technology	13.72%
Industrials	13.05%
Consumer Discretionary	7.54%
Real Estate	6.51%
Communication Services	6.23%
Energy	5.17%
Materials	3.89%
Utilities	3.06%
Consumer Staples	2.49%

Top 10 equity holdings
Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	4.74%
Thermo Fisher Scientific	4.16%
Merck & Co.	3.96%
Bank of America	3.94%
CSX	3.75%
Analog Devices	3.74%
Johnson & Johnson	3.62%
Charles Schwab	3.61%
Prologis	3.60%
Cisco Systems	3.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Effective April 1, 2025, the Fund introduced a new fee waiver for Class A shares of 0.81% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Value Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund introduced a new fee waiver for Class A shares of 0.81% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.